Current Income Tax Assets	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current Income Tax Assets

NOTE 13. CURRENT INCOME TAX ASSETS
As of the indicated dates, the balances of Current Income Tax Assets correspond to:

	12.31.24	12.31.23
Tax Advances	227,168	4,836,969
Total	227,168	4,836,969